Organization and Principal Activities - Additional Information (Detail) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders and VIEs by primary beneficiaries		¥ 16,800	$ 2,366
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Maximum limit of foreign ownership of PRC companies that provide internet information services		50.00%	50.00%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Period of notice to terminate the agreement		30 days	30 days
Term of business operation agreement		10 years	10 years
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Business operation agreements
Variable Interest Entity [Line Items]
Term of business operation agreement		10 years	10 years
Beijing Mobile
Variable Interest Entity [Line Items]
Percentage of ownership	[1]	0.00%	0.00%
Beijing Mobile | Mr. Sheng Fu
Variable Interest Entity [Line Items]
Percentage of ownership		35.00%	35.00%
Beijing Mobile | Ms. Weiqin Qiu
Variable Interest Entity [Line Items]
Percentage of ownership		65.00%	65.00%
Beijing Network
Variable Interest Entity [Line Items]
Percentage of ownership	[1]	0.00%	0.00%
Beijing Network | Mr. Kun Wang
Variable Interest Entity [Line Items]
Percentage of ownership		50.00%	50.00%
Beijing Network | Mr. Wei Liu
Variable Interest Entity [Line Items]
Percentage of ownership		50.00%	50.00%
Beijing Conew
Variable Interest Entity [Line Items]
Percentage of ownership	[1]	0.00%	0.00%
Beijing Conew | Mr. Sheng Fu
Variable Interest Entity [Line Items]
Percentage of ownership		62.73%	62.73%
Beijing Conew | Mr. Kun Wang
Variable Interest Entity [Line Items]
Percentage of ownership		37.27%	37.27%

[1]	Percentage of ownership is calculated on fully diluted basis.